Convertible Notes - Future Maturities of Principal Repayment of Convertible Notes (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Total		$ 7,652
Convertible Notes [Member]
Debt Instrument [Line Items]
2023 (remaining)	$ 2,609
2024	1,009
Total	$ 3,618